Summary Of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2013 item
Summary Of Significant Accounting Policies [Abstract]
Percentage of revenue attributed to third-party vendors.	76.00%
Number of third-party vendors	3